7. SENIOR DEBT: Schedule of Senior Debt (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Senior Debt

	Weighted
	Average	Maximum	Average	Weighted
	Interest	Amount	Amount	Average
Year Ended	Rate at End	Outstanding	Outstanding	Interest Rate
December 31	of Year	During Year	During Year	During Year
	(In thousands, except % data)

2019:
Bank Borrowings	4.45%	$ 111,350	$ 73,307	5.60%
Senior Demand Notes	1.89	76,204	73,498	1.87
Commercial Paper	3.47	402,651	389,597	3.38
All Categories	3.45	590,205	536,402	3.48

2018:
Bank Borrowings	5.74%	$ 53,180	$ 6,999	5.21%
Senior Demand Notes	1.64	77,731	74,267	1.52
Commercial Paper	3.13	373,167	364,362	3.01
All Categories	3.19	499,666	445,628	2.92

2017:
Bank Borrowings	4.49%	$ 55	$ 1	4.21%
Senior Demand Notes	1.48	75,480	72,761	1.47
Commercial Paper	2.98	355,354	346,942	2.99
All Categories	2.73	429,687	419,704	2.85